UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 21667

Fidelity Central Investment Portfolios LLC
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2004

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® High Income Central
Investment Portfolio

December 31, 2004

1.811332.100

HP-QTLY-0205

Investments December 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 90.7%
	Principal Amount	Value
Aerospace - 1.1%
Bombardier, Inc. 6.3% 5/1/14 (d)	$ 2,270,000	$ 1,969,225
L-3 Communications Corp.:
5.875% 1/15/15 (d)	3,020,000	3,012,450
6.125% 1/15/14	740,000	762,200
Orbital Sciences Corp. 9% 7/15/11	2,930,000	3,296,250
Primus International, Inc. 10.5% 4/15/09 (d)	2,940,000	3,072,300
		12,112,425
Air Transportation - 3.5%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	1,240,000	1,165,600
6.977% 11/23/22	621,129	580,756
7.324% 4/15/11	1,395,000	1,157,850
7.377% 5/23/19	4,450,430	3,115,301
7.379% 5/23/16	4,219,967	2,953,977
7.8% 4/1/08	4,165,000	3,873,450
10.18% 1/2/13	1,640,000	1,279,200
AMR Corp. 10.2% 3/15/20	25,000	19,000
Delta Air Lines, Inc.:
equipment trust certificates 8.54% 1/2/07	186,222	152,702
7.9% 12/15/09	4,670,000	2,942,100
8.3% 12/15/29	8,535,000	4,118,138
9.5% 11/18/08 (d)	2,905,000	2,723,438
10% 8/15/08	2,255,000	1,674,338
Delta Air Lines, Inc. pass thru trust certificates:
7.379% 5/18/10	18,280	18,234
7.57% 11/18/10	1,190,000	1,173,821
7.711% 9/18/11	590,000	448,400
7.92% 5/18/12	2,830,000	2,179,100
Northwest Airlines Corp. 10% 2/1/09	3,010,000	2,528,400
Northwest Airlines, Inc. pass thru trust certificates:
6.81% 2/1/20	493,000	461,256
7.068% 7/2/17	1,490,798	1,341,718
7.626% 4/1/10	881,950	732,018
7.67% 1/2/15	2,989,551	2,608,383
7.691% 4/1/17	84,331	70,838
7.95% 9/1/16	71,151	60,479
8.07% 1/2/15	855,006	598,504
		37,977,001
Automotive - 1.2%
Delco Remy International, Inc. 9.375% 4/15/12	3,675,000	3,803,625
Navistar International Corp. 7.5% 6/15/11	2,440,000	2,610,800
Nonconvertible Bonds - continued
	Principal Amount	Value
Automotive - continued
Stoneridge, Inc. 11.5% 5/1/12	$ 2,495,000	$ 2,856,775
Tenneco Automotive, Inc.:
8.625% 11/15/14 (d)	1,845,000	1,914,188
10.25% 7/15/13	1,785,000	2,106,300
		13,291,688
Banks and Thrifts - 0.8%
Western Financial Bank 9.625% 5/15/12	8,060,000	9,188,400
Broadcasting - 0.5%
Gray Television, Inc. 9.25% 12/15/11	2,765,000	3,096,800
Paxson Communications Corp. 0% 1/15/09 (c)	1,975,000	1,846,625
		4,943,425
Building Materials - 1.8%
Goodman Global Holdings, Inc. 5.76% 6/15/12 (d)(f)	2,920,000	2,971,100
Jacuzzi Brands, Inc. 9.625% 7/1/10	3,660,000	4,062,600
Maax Holdings, Inc. 0% 12/15/12 (c)(d)	3,460,000	2,179,800
Nortek, Inc. 8.5% 9/1/14 (d)	4,950,000	5,172,750
Texas Industries, Inc. 10.25% 6/15/11	4,650,000	5,487,000
		19,873,250
Cable TV - 3.6%
Adelphia Communications Corp.:
7.875% 5/1/09 (b)	1,675,000	1,507,500
9.875% 3/1/07 (b)	1,940,000	1,891,500
10.25% 6/15/11 (b)	1,210,000	1,216,050
Cablevision Systems Corp.:
6.6688% 4/1/09 (d)(f)	3,990,000	4,239,375
8% 4/15/12 (d)	125,000	132,969
CSC Holdings, Inc.:
7.25% 7/15/08	645,000	682,088
7.625% 4/1/11	2,405,000	2,597,400
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13	1,325,000	1,484,000
EchoStar DBS Corp.:
5.75% 10/1/08	10,505,000	10,662,575
6.625% 10/1/14 (d)	1,645,000	1,669,675
GCI, Inc. 7.25% 2/15/14	5,225,000	5,225,000
NTL Cable PLC:
7.07% 10/15/12 (d)(f)	2,760,000	2,842,800
8.75% 4/15/14 (d)	625,000	703,125
Telenet Group Holding NV 0% 6/15/14 (c)(d)	5,550,000	4,218,000
		39,072,057
Nonconvertible Bonds - continued
	Principal Amount	Value
Capital Goods - 3.5%
Amsted Industries, Inc. 10.25% 10/15/11 (d)	$ 3,825,000	$ 4,341,375
Dresser, Inc. 9.375% 4/15/11	4,465,000	4,878,013
Invensys PLC 9.875% 3/15/11 (d)	11,735,000	12,673,800
Leucadia National Corp. 7% 8/15/13	3,970,000	4,089,100
Park-Ohio Industries, Inc. 8.375% 11/15/14 (d)	2,170,000	2,164,575
Sensus Metering Systems, Inc. 8.625% 12/15/13	3,120,000	3,213,600
SPX Corp.:
6.25% 6/15/11	1,940,000	2,046,700
7.5% 1/1/13	4,350,000	4,730,625
		38,137,788
Chemicals - 5.2%
BCP Caylux Holdings Luxembourg SCA 9.625% 6/15/14 (d)	7,120,000	7,974,400
Borden US Finance Corp./Nova Scotia Finance ULC 6.82% 7/15/10 (d)(f)	2,740,000	2,863,300
Equistar Chemicals LP 7.55% 2/15/26	3,685,000	3,620,513
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% 2/15/09	2,285,000	2,536,350
10.125% 9/1/08	2,515,000	2,892,250
HMP Equity Holdings Corp. 0% 5/15/08	3,495,000	2,289,225
Huntsman ICI Chemicals LLC 10.125% 7/1/09	9,000	9,495
Huntsman ICI Holdings LLC 0% 12/31/09	3,425,000	1,935,125
Huntsman International LLC:
7.375% 1/1/15 (d)	2,970,000	2,992,275
9.875% 3/1/09	245,000	268,275
Huntsman LLC:
9.32% 7/15/11 (d)(f)	5,660,000	6,310,900
11.5% 7/15/12 (d)	1,340,000	1,574,500
Lubrizol Corp. 4.625% 10/1/09	1,630,000	1,627,485
Lyondell Chemical Co.:
9.5% 12/15/08	2,705,000	2,948,450
9.625% 5/1/07	1,315,000	1,443,213
11.125% 7/15/12	1,420,000	1,679,150
Millennium America, Inc. 9.25% 6/15/08	5,690,000	6,429,700
NOVA Chemicals Corp.:
6.5% 1/15/12	4,035,000	4,256,925
7.4% 4/1/09	2,370,000	2,559,600
		56,211,131
Consumer Products - 0.7%
Church & Dwight Co., Inc. 6% 12/15/12 (d)	3,140,000	3,194,950
Jostens Holding Corp. 0% 12/1/13 (c)	3,135,000	2,225,850
Nonconvertible Bonds - continued
	Principal Amount	Value
Consumer Products - continued
Jostens IH Corp. 7.625% 10/1/12 (d)	$ 530,000	$ 556,500
Samsonite Corp. 8.875% 6/1/11	1,870,000	2,024,275
		8,001,575
Containers - 3.1%
Anchor Glass Container Corp. 11% 2/15/13	3,210,000	3,482,850
Berry Plastics Corp. 10.75% 7/15/12	5,310,000	6,066,675
BWAY Corp. 10% 10/15/10	3,175,000	3,381,375
Crown Cork & Seal, Inc. 8% 4/15/23	139,000	136,915
Crown European Holdings SA:
9.5% 3/1/11	555,000	629,925
10.875% 3/1/13	2,480,000	2,932,600
Owens-Brockway Glass Container, Inc.:
8.25% 5/15/13	2,090,000	2,299,000
8.875% 2/15/09	5,050,000	5,479,250
Owens-Illinois, Inc.:
7.35% 5/15/08	4,100,000	4,325,500
7.5% 5/15/10	3,400,000	3,608,250
8.1% 5/15/07	780,000	826,800
		33,169,140
Diversified Media - 0.7%
Corus Entertainment, Inc. 8.75% 3/1/12	3,270,000	3,584,738
LBI Media Holdings, Inc. 0% 10/15/13 (c)	1,330,000	977,550
LBI Media, Inc. 10.125% 7/15/12	2,310,000	2,575,650
		7,137,938
Electric Utilities - 4.6%
AES Corp.:
7.75% 3/1/14	1,700,000	1,836,000
8.75% 6/15/08	1,235,000	1,346,150
8.875% 2/15/11	1,784,000	2,038,220
9.375% 9/15/10	1,509,000	1,744,781
9.5% 6/1/09	3,426,000	3,892,793
AES Gener SA 7.5% 3/25/14 (d)	1,925,000	2,026,063
Chivor SA E.S.P. 9.75% 12/30/14 (d)	1,220,000	1,268,800
CMS Energy Corp.:
7.5% 1/15/09	1,160,000	1,235,400
8.9% 7/15/08	2,770,000	3,057,388
9.875% 10/15/07	4,495,000	5,011,925
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10	3,385,000	3,554,250
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc. 8.5% 9/1/10	595,000	648,550
Nonconvertible Bonds - continued
	Principal Amount	Value
Electric Utilities - continued
Nevada Power Co.:
6.5% 4/15/12	$ 1,660,000	$ 1,755,450
10.875% 10/15/09	355,000	410,025
NRG Energy, Inc. 8% 12/15/13 (d)	5,998,000	6,545,318
Sierra Pacific Power Co. 6.25% 4/15/12	1,450,000	1,511,625
Sierra Pacific Resources 8.625% 3/15/14	1,920,000	2,169,600
TECO Energy, Inc.:
7% 5/1/12	3,100,000	3,402,250
7.2% 5/1/11	3,690,000	4,077,450
Texas Genco LLC/Texas Genco Financing Corp. 6.875% 12/15/14 (d)	2,540,000	2,641,600
		50,173,638
Energy - 6.6%
Belden & Blake Corp. 8.75% 7/15/12 (d)	900,000	920,250
Chesapeake Energy Corp.:
7.5% 6/15/14	520,000	566,800
7.75% 1/15/15	2,205,000	2,403,450
8.125% 4/1/11	165,000	177,788
9% 8/15/12	525,000	596,531
El Paso Energy Corp. 6.95% 12/15/07	1,985,000	2,069,363
El Paso Production Holding Co. 7.75% 6/1/13	75,000	78,188
Hanover Compressor Co.:
0% 3/31/07	7,660,000	6,664,200
8.625% 12/15/10	2,990,000	3,259,100
Hilcorp Energy I LP/Hilcorp Finance Co. 10.5% 9/1/10 (d)	5,205,000	5,881,650
Newfield Exploration Co. 6.625% 9/1/14 (d)	3,670,000	3,881,025
Parker Drilling Co.:
7.15% 9/1/10 (d)(f)	4,600,000	4,818,500
9.625% 10/1/13	1,225,000	1,376,594
Plains Exploration & Production Co.:
7.125% 6/15/14	430,000	470,850
8.75% 7/1/12	1,275,000	1,426,406
Pride International, Inc. 7.375% 7/15/14	795,000	866,550
Range Resources Corp. 7.375% 7/15/13	5,235,000	5,601,450
SESI LLC 8.875% 5/15/11	4,130,000	4,522,350
Sonat, Inc.:
6.625% 2/1/08	4,470,000	4,525,875
6.75% 10/1/07	4,280,000	4,494,000
7.625% 7/15/11	2,615,000	2,696,719
Stone Energy Corp. 6.75% 12/15/14 (d)	2,380,000	2,356,200
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
The Coastal Corp.:
6.375% 2/1/09	$ 2,895,000	$ 2,869,669
6.5% 6/1/08	2,360,000	2,371,800
7.625% 9/1/08	635,000	659,606
7.75% 6/15/10	3,695,000	3,861,275
Venoco, Inc. 8.75% 12/15/11 (d)	1,925,000	1,982,750
		71,398,939
Entertainment/Film - 0.3%
Cinemark, Inc. 0% 3/15/14 (c)	4,800,000	3,636,000
Environmental - 0.9%
Allied Waste North America, Inc.:
5.75% 2/15/11	2,125,000	1,997,500
6.375% 4/15/11	1,780,000	1,691,000
Browning-Ferris Industries, Inc. 6.375% 1/15/08	5,755,000	5,639,900
		9,328,400
Food and Drug Retail - 2.2%
Jean Coutu Group, Inc.:
7.625% 8/1/12 (d)	1,340,000	1,417,050
8.5% 8/1/14 (d)	3,565,000	3,654,125
Rite Aid Corp.:
6% 12/15/05 (d)	4,150,000	4,191,500
6.875% 8/15/13	1,265,000	1,141,663
8.125% 5/1/10	800,000	844,000
9.25% 6/1/13	2,855,000	2,897,825
9.5% 2/15/11	1,615,000	1,776,500
Stater Brothers Holdings, Inc.:
5.99% 6/15/10 (f)	4,030,000	4,140,825
8.125% 6/15/12	3,440,000	3,646,400
		23,709,888
Food/Beverage/Tobacco - 2.4%
B&G Foods, Inc. 8% 10/1/11	1,900,000	2,023,500
Del Monte Corp.:
8.625% 12/15/12	280,000	312,200
9.25% 5/15/11	4,125,000	4,537,500
Dole Food Co., Inc. 7.25% 6/15/10	3,125,000	3,281,250
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	3,730,000	3,860,550
Smithfield Foods, Inc.:
7% 8/1/11 (d)	2,400,000	2,562,000
7% 8/1/11	780,000	830,700
Nonconvertible Bonds - continued
	Principal Amount	Value
Food/Beverage/Tobacco - continued
Smithfield Foods, Inc.: - continued
7.625% 2/15/08	$ 1,605,000	$ 1,717,350
7.75% 5/15/13	75,000	82,875
8% 10/15/09	605,000	668,525
Swift & Co. 10.125% 10/1/09	3,250,000	3,656,250
UAP Holding Corp. 0% 7/15/12 (c)(d)	70,000	54,950
United Agriculture Products, Inc. 8.25% 12/15/11 (d)	2,266,000	2,430,285
		26,017,935
Gaming - 4.6%
Chumash Casino & Resort Enterprise 9% 7/15/10 (d)	3,455,000	3,817,775
Mandalay Resort Group:
6.5% 7/31/09	1,450,000	1,522,500
9.375% 2/15/10	700,000	812,000
10.25% 8/1/07	2,485,000	2,820,475
MGM MIRAGE:
6% 10/1/09	6,360,000	6,519,000
6.875% 2/6/08	950,000	1,021,250
8.5% 9/15/10	245,000	280,525
Mohegan Tribal Gaming Authority:
6.375% 7/15/09	6,185,000	6,393,744
8% 4/1/12	1,481,000	1,616,141
MTR Gaming Group, Inc. 9.75% 4/1/10	2,550,000	2,805,000
Park Place Entertainment Corp. 7.875% 3/15/10	3,840,000	4,320,000
Scientific Games Corp. 6.25% 12/15/12 (d)	1,970,000	1,994,625
Seneca Gaming Corp. 7.25% 5/1/12	2,960,000	3,085,800
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 11% 6/15/10	3,915,000	4,472,888
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (c)(d)	1,250,000	781,250
9% 1/15/12 (d)	935,000	972,400
Wheeling Island Gaming, Inc. 10.125% 12/15/09	5,835,000	6,214,275
		49,449,648
Healthcare - 6.2%
AmerisourceBergen Corp.:
7.25% 11/15/12	1,075,000	1,195,938
8.125% 9/1/08	115,000	127,938
CDRV Investors, Inc. 0% 1/1/15 (c)(d)	9,590,000	5,921,825
Concentra Operating Corp.:
9.125% 6/1/12 (d)	1,805,000	2,039,650
9.5% 8/15/10	2,110,000	2,384,300
Nonconvertible Bonds - continued
	Principal Amount	Value
Healthcare - continued
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11 (d)	$ 5,980,000	$ 6,398,600
Fisher Scientific International, Inc. 8.125% 5/1/12	890,000	992,350
Genesis HealthCare Corp. 8% 10/15/13	3,385,000	3,672,725
HCA, Inc. 5.5% 12/1/09	5,010,000	5,014,709
Mayne Group Ltd. 5.875% 12/1/11 (d)	2,960,000	3,011,800
NeighborCare, Inc. 6.875% 11/15/13	915,000	965,325
Omega Healthcare Investors, Inc.:
7% 4/1/14	3,690,000	3,800,700
7% 4/1/14 (d)	2,030,000	2,090,900
PerkinElmer, Inc. 8.875% 1/15/13	7,470,000	8,497,125
Psychiatric Solutions, Inc. 10.625% 6/15/13	4,605,000	5,330,288
Senior Housing Properties Trust 8.625% 1/15/12	4,490,000	5,129,825
Spheris, Inc. 11% 12/15/12 (d)	1,610,000	1,646,225
Tenet Healthcare Corp.:
6.375% 12/1/11	6,995,000	6,435,400
7.375% 2/1/13	1,755,000	1,711,125
9.875% 7/1/14 (d)	1,225,000	1,332,188
		67,698,936
Homebuilding/Real Estate - 3.9%
American Real Estate Partners/American Real Estate Finance Corp. 8.125% 6/1/12	5,920,000	6,312,200
Beazer Homes USA, Inc. 8.375% 4/15/12	2,090,000	2,299,000
D.R. Horton, Inc. 4.875% 1/15/10	985,000	980,075
K. Hovnanian Enterprises, Inc.:
6% 1/15/10 (d)	790,000	797,900
6.25% 1/15/15 (d)	1,215,000	1,196,775
8.875% 4/1/12	3,840,000	4,224,000
KB Home 7.75% 2/1/10	6,055,000	6,509,125
Meritage Homes Corp. 7% 5/1/14	3,090,000	3,182,700
Standard Pacific Corp.:
5.125% 4/1/09	2,640,000	2,600,400
6.5% 10/1/08	1,020,000	1,071,000
6.875% 5/15/11	1,295,000	1,359,750
9.25% 4/15/12	845,000	980,200
Technical Olympic USA, Inc.:
7.5% 3/15/11	2,910,000	2,910,000
9% 7/1/10	125,000	133,750
10.375% 7/1/12	100,000	112,000
Nonconvertible Bonds - continued
	Principal Amount	Value
Homebuilding/Real Estate - continued
WCI Communities, Inc. 7.875% 10/1/13	$ 4,665,000	$ 4,909,913
William Lyon Homes, Inc. 7.5% 2/15/14	2,775,000	2,664,000
		42,242,788
Hotels - 0.5%
Host Marriott LP 7.125% 11/1/13	1,830,000	1,948,950
La Quinta Properties, Inc. 7% 8/15/12	3,750,000	3,993,750
		5,942,700
Insurance - 0.4%
Crum & Forster Holdings Corp. 10.375% 6/15/13	3,495,000	3,896,925
Leisure - 0.9%
Equinox Holdings Ltd. 9% 12/15/09	1,300,000	1,378,000
NCL Corp. Ltd. 10.625% 7/15/14 (d)	1,135,000	1,123,650
Town Sports International Holdings, Inc. 0% 2/1/14 (c)	2,690,000	1,425,700
Town Sports International, Inc. 9.625% 4/15/11	1,370,000	1,445,350
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	1,505,000	1,781,544
Universal City Florida Holding Co. I/II 7.2% 5/1/10 (d)(f)	2,185,000	2,266,938
		9,421,182
Metals/Mining - 2.1%
Century Aluminum Co. 7.5% 8/15/14 (d)	1,635,000	1,741,275
Compass Minerals International, Inc.:
0% 12/15/12 (c)	1,060,000	906,300
0% 6/1/13 (c)	9,175,000	7,431,750
Peabody Energy Corp. 6.875% 3/15/13	2,800,000	3,031,000
Ryerson Tull, Inc. 8.25% 12/15/11 (d)	1,980,000	2,024,550
Vedanta Resources PLC 6.625% 2/22/10 (d)	2,105,000	2,110,263
Wise Metals Group LLC/Alloys Finance 10.25% 5/15/12	5,830,000	5,830,000
		23,075,138
Paper - 1.5%
Cellu Tissue Holdings, Inc. 9.75% 3/15/10	1,540,000	1,601,600
Georgia-Pacific Corp.:
8% 1/15/14	3,610,000	4,106,375
8.125% 5/15/11	50,000	57,500
8.875% 2/1/10	225,000	261,844
9.5% 12/1/11	2,475,000	3,075,188
Nonconvertible Bonds - continued
	Principal Amount	Value
Paper - continued
Norske Skog Canada Ltd.:
7.375% 3/1/14	$ 500,000	$ 521,250
8.625% 6/15/11	6,065,000	6,489,550
		16,113,307
Publishing/Printing - 1.2%
Dex Media West LLC/Dex Media West Finance Co. 5.875% 11/15/11 (d)	2,010,000	2,004,975
Houghton Mifflin Co. 9.875% 2/1/13	3,880,000	4,238,900
The Reader's Digest Association, Inc. 6.5% 3/1/11	6,610,000	6,907,450
		13,151,325
Railroad - 1.3%
Kansas City Southern Railway Co.:
7.5% 6/15/09	4,075,000	4,278,750
9.5% 10/1/08	220,000	247,500
TFM SA de CV yankee:
10.25% 6/15/07	1,310,000	1,401,700
11.75% 6/15/09	8,030,000	8,150,450
		14,078,400
Restaurants - 0.6%
Friendly Ice Cream Corp. 8.375% 6/15/12	3,790,000	3,714,200
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14 (d)	2,870,000	2,859,238
		6,573,438
Services - 0.3%
Iron Mountain, Inc.:
6.625% 1/1/16	920,000	860,200
8.625% 4/1/13	2,665,000	2,824,900
		3,685,100
Shipping - 5.1%
General Maritime Corp. 10% 3/15/13	9,940,000	11,431,000
H-Lines Finance Holding Corp. 0% 4/1/13 (c)(d)	1,375,000	1,000,313
OMI Corp. 7.625% 12/1/13	7,645,000	8,180,150
Overseas Shipholding Group, Inc. 8.25% 3/15/13	3,220,000	3,582,250
Ship Finance International Ltd. 8.5% 12/15/13	17,800,000	18,333,983
Teekay Shipping Corp. 8.875% 7/15/11	10,780,000	12,504,800
		55,032,496
Steels - 1.7%
Allegheny Technologies, Inc. 8.375% 12/15/11	3,475,000	3,857,250
CSN Islands VII Corp. 10.75% 9/12/08 (d)	3,090,000	3,511,013
CSN Islands VIII Corp. 9.75% 12/16/13 (d)	385,000	411,950
Nonconvertible Bonds - continued
	Principal Amount	Value
Steels - continued
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	$ 6,015,000	$ 7,067,625
Ispat Inland ULC 9.75% 4/1/14	2,642,000	3,262,870
		18,110,708
Super Retail - 3.3%
Asbury Automotive Group, Inc.:
8% 3/15/14	1,570,000	1,554,300
9% 6/15/12	5,420,000	5,704,550
NBC Acquisition Corp. 0% 3/15/13 (c)	6,590,000	4,810,700
Nebraska Book Co., Inc. 8.625% 3/15/12	4,490,000	4,579,800
Saks, Inc.:
7% 12/1/13	3,855,000	3,970,650
7.5% 12/1/10	3,605,000	3,857,350
8.25% 11/15/08	785,000	855,650
9.875% 10/1/11	4,220,000	4,979,600
Sonic Automotive, Inc. 8.625% 8/15/13	5,550,000	5,938,500
		36,251,100
Technology - 5.6%
Advanced Micro Devices, Inc. 7.75% 11/1/12 (d)	2,065,000	2,150,181
Celestica, Inc. 7.875% 7/1/11	9,430,000	10,090,100
Flextronics International Ltd.:
6.25% 11/15/14 (d)	4,710,000	4,662,900
6.5% 5/15/13	2,165,000	2,208,300
Freescale Semiconductor, Inc.:
4.82% 7/15/09 (f)	3,030,000	3,166,350
6.875% 7/15/11	3,485,000	3,737,663
Lucent Technologies, Inc.:
6.45% 3/15/29	1,855,000	1,688,050
6.5% 1/15/28	1,050,000	945,000
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.:
5.78% 12/15/11 (d)(f)	1,400,000	1,436,750
8% 12/15/14 (d)	540,000	562,950
Micron Technology, Inc. 6.5% 9/30/05 (g)	11,761,905	11,732,500
Sanmina-SCI Corp. 10.375% 1/15/10	1,950,000	2,232,750
Xerox Capital Trust I 8% 2/1/27	3,275,000	3,406,000
Xerox Corp.:
6.875% 8/15/11	4,610,000	4,909,650
7.125% 6/15/10	5,235,000	5,653,800
Nonconvertible Bonds - continued
	Principal Amount	Value
Technology - continued
Xerox Corp.: - continued
7.2% 4/1/16	$ 560,000	$ 599,200
9.75% 1/15/09	920,000	1,081,000
		60,263,144
Telecommunications - 7.9%
Alaska Communications Systems Holdings, Inc. 9.375% 5/15/09	1,855,000	1,910,650
Citizens Communications Co. 6.25% 1/15/13	3,900,000	3,939,000
Empresa Brasileira de Telecomm SA 11% 12/15/08	3,220,000	3,670,800
Intelsat Ltd.:
6.5% 11/1/13	1,670,000	1,511,350
7.625% 4/15/12	2,640,000	2,600,400
Millicom International Cellular SA 10% 12/1/13 (d)	8,805,000	9,201,225
New Skies Satellites BV 7.4375% 11/1/11 (d)(f)	1,360,000	1,428,000
Nextel Communications, Inc.:
5.95% 3/15/14	1,900,000	1,985,500
6.875% 10/31/13	4,970,000	5,392,450
9.5% 2/1/11	350,000	390,250
PanAmSat Corp. 9% 8/15/14 (d)	4,630,000	5,162,450
Qwest Capital Funding, Inc.:
7% 8/3/09	5,440,000	5,385,600
7.25% 2/15/11	7,055,000	6,772,800
Qwest Communications International, Inc. 7.25% 2/15/11 (d)	210,000	214,200
Qwest Corp.:
7.875% 9/1/11 (d)	2,575,000	2,781,000
9.125% 3/15/12 (d)	85,000	98,175
Qwest Services Corp. 14% 12/15/10 (d)(f)	165,000	198,000
Rogers Communications, Inc.:
5.525% 12/15/10 (d)(f)	4,370,000	4,577,575
7.25% 12/15/12 (d)	3,670,000	3,890,200
8% 12/15/12 (d)	4,020,000	4,241,100
9.625% 5/1/11	3,350,000	3,902,750
SBA Communications Corp. 8.5% 12/1/12 (d)	3,565,000	3,645,213
Time Warner Telecom LLC/Time Warner Telecom, Inc. 9.75% 7/15/08	985,000	985,000
Time Warner Telecom, Inc. 10.125% 2/1/11	980,000	960,400
U.S. West Capital Funding, Inc. 6.375% 7/15/08	5,547,000	5,477,663
U.S. West Communications:
6.875% 9/15/33	2,035,000	1,872,200
Nonconvertible Bonds - continued
	Principal Amount	Value
Telecommunications - continued
U.S. West Communications: - continued
7.2% 11/10/26	$ 1,805,000	$ 1,723,775
7.5% 6/15/23	2,415,000	2,372,738
		86,290,464
Textiles & Apparel - 0.9%
Levi Strauss & Co.:
9.75% 1/15/15 (d)	4,150,000	4,098,125
12.25% 12/15/12	5,370,000	5,960,700
		10,058,825
TOTAL NONCONVERTIBLE BONDS (Cost $923,188,475)		984,716,242
Asset-Backed Securities - 0.0%

Atherton Franchise Loan Funding LLP Series 1998-A Class E, 8.25% 5/15/20 (b)(d) (Cost $1,716,438)	2,046,893	20,469
Commercial Mortgage Securities - 0.1%

Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 1.9573% 8/1/24 (d)(f)	1,362,553	1,212,672
FMAC Loan Receivables Trust weighted average coupon Series 1997-A Class E, 0% 4/15/19 (b)(d)(f)	1,791,628	2
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $2,775,196)		1,212,674
Common Stocks - 0.2%
	Shares
Automotive - 0.0%
Exide Technologies warrants 3/18/06 (a)	16	0
Cable TV - 0.0%
Ono Finance PLC rights 5/31/09 (a)(d)	2,050	1,025
Healthcare - 0.0%
Fountain View, Inc. (g)	1,364	22,861
Textiles & Apparel - 0.2%
Arena Brands Holding Corp. Class B (g)	144,445	1,495,006
TOTAL COMMON STOCKS (Cost $5,931,943)		1,518,892
Nonconvertible Preferred Stocks - 0.1%
	Shares	Value
Diversified Financial Services - 0.1%
Fannie Mae 7.00% (Cost $1,105,000)	22,100	$ 1,243,125
Floating Rate Loans - 6.9%
	Principal Amount
Air Transportation - 0.2%
American Airlines, Inc. term loan 9.5% 12/17/10 (f)	$ 1,600,000	1,624,000
Cable TV - 0.9%
Century Cable Holdings LLC Tranche B, term loan 7.25% 12/31/09 (f)	3,100,000	3,069,000
Hilton Head Communications LP Tranche B, term loan 6.5% 3/31/08 (f)	6,050,000	5,944,125
NTL Investment Holdings Ltd. Tranche B, term loan 5.2038% 6/13/12 (f)	1,250,000	1,262,500
		10,275,625
Electric Utilities - 1.4%
Astoria Energy LLC term loan:
7.1882% 4/15/12 (f)	5,890,000	6,007,800
11.31% 4/15/12 (f)	2,880,000	2,952,000
Riverside Energy Center LLC:
term loan 6.38% 6/24/11 (f)	5,793,001	5,879,896
Credit-Linked Deposit 6.38% 6/24/11 (f)	256,999	260,854
		15,100,550
Energy - 1.4%
El Paso Corp.:
Credit-Linked Deposit 5.15% 11/22/09 (e)(f)	3,470,700	3,496,730
term loan 5.1875% 11/22/09 (e)(f)	3,874,400	3,908,301
Headwaters, Inc.:
Tranche 2, term loan 9.1133% 9/8/12 (f)	2,300,000	2,371,875
Tranche B1, term loan 7.5% 4/30/11 (f)	3,416,875	3,459,586
Magellan Midstream Holdings LP term loan 4.62% 12/10/11 (e)(f)	2,150,000	2,176,875
		15,413,367
Homebuilding/Real Estate - 1.9%
General Growth Properties, Inc.:
Tranche A, term loan 4.53% 11/12/07 (f)	6,100,000	6,100,000
Tranche B, term loan 4.53% 11/12/08 (f)	6,100,000	6,115,250
LNR Property Corp.:
Tranche A, term loan 7.09% 1/31/08 (e)(f)	2,150,000	2,150,000
Floating Rate Loans - continued
	Principal Amount	Value
Homebuilding/Real Estate - continued
LNR Property Corp.: - continued
Tranche B, term loan:
5.59% 1/31/08 (e)(f)	$ 4,400,000	$ 4,422,000
7.84% 1/31/08 (e)(f)	2,200,000	2,200,000
		20,987,250
Hotels - 0.6%
Wyndham International, Inc. term loan 7.125% 6/30/06 (f)	6,739,515	6,756,364
Railroad - 0.1%
Kansas City Southern Railway Co. Tranche B1, term loan 4.0939% 3/30/08 (e)(f)	700,000	710,500
Technology - 0.4%
ON Semiconductor Corp. Tranche G, term loan 5.5625% 12/15/11 (e)(f)	4,300,000	4,310,750
TOTAL FLOATING RATE LOANS (Cost $73,275,789)		75,178,406
Cash Equivalents - 3.0%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 2.28%, dated 12/31/04 due 1/3/05)	$ 27,472,210	27,467,000
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.56%, dated 12/31/04 due 1/3/05)	5,470,713	5,470,000
TOTAL CASH EQUIVALENTS (Cost $32,937,000)		32,937,000
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $1,040,929,841)		1,096,826,808
NET OTHER ASSETS - (1.0)%		(10,909,788)
NET ASSETS - 100%		$ 1,085,917,020
Legend
(a) Non-income producing
(b) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(c) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $228,738,126 or 21.1% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,250,366 or 1.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Arena Brands Holding Corp. Class B	6/18/97	$ 5,834,134
Fountain View, Inc.	8/19/03 - 1/27/04	$ 13
Micron Technology, Inc. 6.5% 9/30/05	7/15/99 - 9/12/02	$ 9,709,464
Income Tax Information

At December 31, 2004, the aggregate cost of investment securities for income tax purposes was $1,034,283,832. Net unrealized appreciation aggregated $62,542,976, of which $72,874,945 related to appreciated investment securities and $10,331,969 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Tactical Income
Central Investment Portfolio

December 31, 2004

1.811341.100

TP-QTLY-0205

Investments December 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 19.0%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.3%
Auto Components - 0.6%
DaimlerChrysler NA Holding Corp.:
4.75% 1/15/08	$ 15,080,000	$ 15,401,988
7.2% 9/1/09	2,550,000	2,838,191
7.75% 1/18/11	2,935,000	3,384,378
		21,624,557
Automobiles - 1.0%
Ford Motor Co.:
6.625% 10/1/28	1,115,000	1,040,014
7.45% 7/16/31	16,780,000	16,876,284
General Motors Corp. 8.25% 7/15/23	13,340,000	13,895,904
		31,812,202
Media - 0.7%
Continental Cablevision, Inc. 9% 9/1/08	3,850,000	4,497,293
Cox Communications, Inc. 7.125% 10/1/12	4,325,000	4,847,728
Liberty Media Corp. 8.25% 2/1/30	4,180,000	4,752,915
News America, Inc. 6.2% 12/15/34 (b)	7,700,000	7,804,081
		21,902,017
TOTAL CONSUMER DISCRETIONARY		75,338,776
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
ConAgra Foods, Inc. 6.75% 9/15/11	3,000,000	3,375,222
ENERGY - 1.8%
Energy Equipment & Services - 0.4%
Petroliam Nasional BHD (Petronas) yankee 7.625% 10/15/26 (b)	7,700,000	9,398,035
Petronas Capital Ltd. 7% 5/22/12 (b)	3,950,000	4,524,840
		13,922,875
Oil & Gas - 1.4%
Amerada Hess Corp.:
6.65% 8/15/11	785,000	863,245
7.125% 3/15/33	2,030,000	2,232,111
7.375% 10/1/09	2,459,000	2,747,301
Canadian Oil Sands Ltd. 4.8% 8/10/09 (b)	5,220,000	5,267,549
Enterprise Products Operating LP:
4% 10/15/07 (b)	3,815,000	3,805,688
4.625% 10/15/09 (b)	1,390,000	1,387,822
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil & Gas - continued
Enterprise Products Operating LP: - continued
5.6% 10/15/14 (b)	$ 980,000	$ 988,693
Ras Laffan Liquid Natural Gas Co. Ltd. yankee 8.294% 3/15/14 (b)	6,745,000	7,969,804
The Coastal Corp.:
7.75% 10/15/35	1,990,000	1,855,675
9.625% 5/15/12	7,730,000	8,580,300
Williams Companies, Inc.:
7.125% 9/1/11	4,390,000	4,796,075
7.5% 1/15/31	3,670,000	3,798,450
		44,292,713
TOTAL ENERGY		58,215,588
FINANCIALS - 8.9%
Capital Markets - 0.7%
Bank of New York Co., Inc.:
3.4% 3/15/13 (c)	4,370,000	4,255,235
4.25% 9/4/12 (c)	4,285,000	4,302,256
Goldman Sachs Group, Inc. 5.25% 10/15/13	5,000,000	5,115,500
Merrill Lynch & Co., Inc. 5% 1/15/15	4,800,000	4,781,189
Morgan Stanley 4.75% 4/1/14	4,800,000	4,677,158
		23,131,338
Commercial Banks - 1.7%
Bank of America Corp.:
7.4% 1/15/11	10,286,000	11,915,076
7.8% 2/15/10	14,984,000	17,424,894
Export-Import Bank of Korea:
4.125% 2/10/09 (b)	1,485,000	1,480,964
5.25% 2/10/14 (b)	2,560,000	2,606,756
Korea Development Bank:
3.875% 3/2/09	7,700,000	7,600,177
4.75% 7/20/09	3,520,000	3,586,546
Rabobank Capital Funding Trust II 5.26% 12/31/49 (b)(c)	10,300,000	10,480,147
		55,094,560
Consumer Finance - 1.1%
Capital One Bank:
4.875% 5/15/08	3,700,000	3,799,967
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
Capital One Bank: - continued
6.5% 6/13/13	$ 4,545,000	$ 4,966,272
General Electric Capital Corp. 3.5% 5/1/08	500,000	496,274
Household Finance Corp.:
4.125% 11/16/09	7,450,000	7,409,941
5.875% 2/1/09	730,000	780,069
6.375% 11/27/12	4,570,000	5,049,315
Household International, Inc. 8.875% 2/15/08	8,550,000	9,050,885
HSBC Finance Corp. 6.75% 5/15/11	1,575,000	1,767,500
MBNA Corp. 6.25% 1/17/07	3,670,000	3,861,695
		37,181,918
Diversified Financial Services - 1.8%
Hutchison Whampoa International 03/33 Ltd. 7.45% 11/24/33 (b)	4,400,000	4,876,907
J.P. Morgan Chase & Co. 6.75% 2/1/11	29,515,000	33,157,358
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (b)	14,885,000	15,635,189
Prime Property Funding II 6.25% 5/15/07 (b)	4,795,000	5,063,247
		58,732,701
Insurance - 1.2%
Axis Capital Holdings Ltd. 5.75% 12/1/14	3,225,000	3,237,603
Marsh & McLennan Companies, Inc. 7.125% 6/15/09	9,734,000	10,564,495
Oil Insurance Ltd. 5.15% 8/15/33 (b)(c)	3,625,000	3,659,601
Principal Life Global Funding I 5.125% 6/28/07 (b)	18,600,000	19,192,019
QBE Insurance Group Ltd. 5.647% 7/1/23 (b)(c)	3,285,000	3,226,445
		39,880,163
Real Estate - 1.5%
CarrAmerica Realty Corp. 5.25% 11/30/07	4,275,000	4,411,962
CenterPoint Properties Trust:
4.75% 8/1/10	2,950,000	2,973,264
5.25% 7/15/11	5,000,000	5,086,230
EOP Operating LP:
4.65% 10/1/10	2,375,000	2,385,854
6.763% 6/15/07	10,075,000	10,717,704
7.75% 11/15/07	9,645,000	10,644,859
Gables Realty LP 5.75% 7/15/07	1,450,000	1,504,537
Mack-Cali Realty LP 7.25% 3/15/09	2,800,000	3,090,228
Simon Property Group LP 4.875% 8/15/10 (b)	7,325,000	7,466,226
		48,280,864
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.9%
Abbey National PLC 6.69% 10/17/05	$ 5,000,000	$ 5,124,650
Countrywide Home Loans, Inc. 4% 3/22/11	3,500,000	3,402,910
Independence Community Bank Corp. 3.75% 4/1/14 (c)	2,870,000	2,766,473
Washington Mutual Bank 5.125% 1/15/15	6,600,000	6,555,160
Washington Mutual, Inc. 4.625% 4/1/14	13,600,000	13,002,321
		30,851,514
TOTAL FINANCIALS		293,153,058
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.2%
Bombardier, Inc.:
6.3% 5/1/14 (b)	1,900,000	1,648,250
7.45% 5/1/34 (b)	7,300,000	6,223,250
		7,871,500
Airlines - 0.3%
Delta Air Lines, Inc. pass thru trust certificates 7.57% 11/18/10	7,995,000	7,886,302
TOTAL INDUSTRIALS		15,757,802
INFORMATION TECHNOLOGY - 0.0%
Computers & Peripherals - 0.0%
NCR Corp. 7.125% 6/15/09	1,660,000	1,832,901
MATERIALS - 0.7%
Chemicals - 0.2%
Lubrizol Corp.:
4.625% 10/1/09	2,545,000	2,541,073
5.5% 10/1/14	1,185,000	1,191,983
6.5% 10/1/34	2,145,000	2,184,590
		5,917,646
Metals & Mining - 0.1%
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (b)	2,620,000	2,890,947
Paper & Forest Products - 0.4%
Boise Cascade Corp. 7.68% 3/29/06	9,125,000	9,588,924
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Paper & Forest Products - continued
International Paper Co.:
4.25% 1/15/09	$ 1,075,000	$ 1,078,937
5.5% 1/15/14	2,710,000	2,799,463
		13,467,324
TOTAL MATERIALS		22,275,917
TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 2.5%
BellSouth Corp. 6.55% 6/15/34	5,800,000	6,319,941
British Telecommunications PLC 8.875% 12/15/30	5,575,000	7,465,042
Deutsche Telekom International Finance BV 8.75% 6/15/30	11,150,000	14,723,107
France Telecom SA 8.5% 3/1/11	5,020,000	5,988,373
KT Corp. 5.875% 6/24/14 (b)	3,275,000	3,459,409
SBC Communications, Inc.:
4.125% 9/15/09	7,445,000	7,431,413
5.875% 2/1/12	1,850,000	1,992,459
Sprint Capital Corp. 8.375% 3/15/12	2,350,000	2,862,634
Telecom Italia Capital:
4% 11/15/08	3,175,000	3,162,856
5.25% 11/15/13	2,500,000	2,526,838
TELUS Corp. yankee 8% 6/1/11	13,415,000	15,897,848
Verizon Global Funding Corp. 7.25% 12/1/10	7,758,000	8,888,240
		80,718,160
Wireless Telecommunication Services - 0.3%
America Movil SA de CV 5.5% 3/1/14	5,410,000	5,344,566
AT&T Wireless Services, Inc. 7.875% 3/1/11	4,850,000	5,716,292
		11,060,858
TOTAL TELECOMMUNICATION SERVICES		91,779,018
UTILITIES - 1.9%
Electric Utilities - 1.4%
Duke Capital LLC:
4.37% 3/1/09	2,825,000	2,843,374
6.25% 2/15/13	4,500,000	4,863,515
Exelon Generation Co. LLC 5.35% 1/15/14	10,500,000	10,766,511
Illinois Power Co. 7.5% 6/15/09	6,460,000	7,286,047
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
MidAmerican Energy Holdings, Inc.:
4.625% 10/1/07	$ 3,235,000	$ 3,293,000
5.875% 10/1/12	4,430,000	4,694,210
Monongahela Power Co. 5% 10/1/06	3,890,000	3,960,249
Progress Energy, Inc. 7.1% 3/1/11	7,470,000	8,398,095
		46,105,001
Gas Utilities - 0.1%
NiSource Finance Corp. 7.875% 11/15/10	1,130,000	1,328,404
Multi-Utilities & Unregulated Power - 0.4%
Dominion Resources, Inc.:
6.25% 6/30/12	11,435,000	12,484,607
8.125% 6/15/10	1,380,000	1,624,304
		14,108,911
TOTAL UTILITIES		61,542,316
TOTAL NONCONVERTIBLE BONDS (Cost $598,088,209)		623,270,598
U.S. Government and Government Agency Obligations - 27.3%

U.S. Government Agency Obligations - 17.9%
Fannie Mae:
2.15% 4/13/06	41,925,000	41,433,346
2.5% 6/15/06	300,574,000	297,920,521
3.25% 8/15/08	1,035,000	1,021,359
6.25% 2/1/11	58,700,000	64,353,691
Financing Corp. - coupon STRIPS:
0% 8/8/05	5,482,000	5,394,425
0% 11/30/05	1,666,000	1,622,126
Freddie Mac:
2.7% 3/16/07	26,750,000	26,413,592
2.85% 2/23/07	22,000,000	21,757,758
2.875% 5/15/07	9,700,000	9,601,041
4.5% 1/15/14	4,000,000	3,998,400
5.25% 11/5/12	51,240,000	52,100,832
5.875% 3/21/11	45,055,000	48,643,586
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Government Agency Obligations - continued
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Series 1-B, 8.5% 4/1/06	$ 1,133,984	$ 1,193,938
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1996-A:
7.57% 8/1/13	10,090,000	10,338,396
7.63% 8/1/14	1,000,000	1,025,599
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		586,818,610
U.S. Treasury Inflation Protected Obligations - 4.2%
U.S. Treasury Inflation-Indexed Bonds 3.375% 4/15/32	45,485,613	60,192,020
U.S. Treasury Inflation-Indexed Notes:
2% 1/15/14	48,033,570	49,714,745
4.25% 1/15/10	23,057,900	26,746,263
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		136,653,028
U.S. Treasury Obligations - 5.2%
U.S. Treasury Bonds 8% 11/15/21	99,000,000	135,896,805
U.S. Treasury Notes 2.75% 7/31/06	36,750,000	36,630,857
TOTAL U.S. TREASURY OBLIGATIONS		172,527,662
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $890,531,177)		895,999,300
U.S. Government Agency - Mortgage Securities - 29.1%

Fannie Mae - 26.9%
3.827% 12/1/34 (c)	200,000	200,438
3.836% 6/1/33 (c)	476,604	476,972
3.941% 10/1/34 (c)	859,013	865,150
4% 6/1/18 to 10/1/19	96,108,495	93,925,045
4.021% 12/1/34 (c)	625,000	628,711
4.037% 12/1/34 (c)	422,018	425,529
4.048% 1/1/35 (c)	550,000	553,996
4.072% 12/1/34 (c)	1,100,000	1,108,594
4.105% 1/1/35 (c)	1,200,000	1,195,424
4.17% 11/1/34 (c)	1,099,925	1,105,882
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.324% 12/1/34 (c)	$ 399,992	$ 406,480
4.5% 5/1/18 to 10/1/33	170,577,233	167,249,124
4.549% 8/1/34 (c)	1,469,923	1,504,444
5% 2/1/18 to 10/1/34	178,376,522	178,713,208
5.5% 2/1/11 to 10/1/34	252,447,885	257,306,877
6% 1/1/09 to 1/1/34	25,645,383	26,722,935
6.5% 12/1/10 to 8/1/34	101,100,713	106,226,069
7% 11/1/05 to 2/1/33	29,751,125	31,542,572
7.5% 10/1/09 to 11/1/31	9,868,336	10,580,116
8% 6/1/10 to 6/1/29	10,054	10,564
11.5% 11/1/15	53,364	60,394
TOTAL FANNIE MAE		880,808,524
Freddie Mac - 0.2%
4.985% 8/1/33 (c)	475,000	487,877
5% 11/1/33	750,833	747,187
6% 10/1/23 to 9/1/25	2,236,669	2,322,446
7.5% 11/1/16 to 6/1/32	4,593,952	4,934,266
8% 7/1/25 to 10/1/27	141,427	153,752
8.5% 2/1/19 to 8/1/22	22,333	24,637
12% 11/1/19	21,731	24,375
TOTAL FREDDIE MAC		8,694,540
Government National Mortgage Association - 2.0%
6% 6/15/08 to 12/15/10	3,985,819	4,178,864
6.5% 12/15/07 to 9/15/34	27,077,676	28,590,680
7% 6/15/24 to 12/15/33	23,362,699	24,842,636
7.5% 3/15/22 to 8/15/28	5,521,984	5,956,202
8% 4/15/24 to 12/15/25	346,872	378,078
8.5% 8/15/29 to 11/15/31	1,001,574	1,093,753
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		65,040,213
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $938,819,878)		954,543,277
Asset-Backed Securities - 6.0%
	Principal Amount	Value
Accredited Mortgage Loan Trust Series 2003-2 Class A1, 4.23% 10/25/33	$ 4,078,973	$ 4,015,474
ACE Securities Corp. Series 2004-OP1:
Class M1, 2.9375% 4/25/34 (c)	2,390,000	2,392,623
Class M2, 3.4675% 4/25/34 (c)	3,375,000	3,381,473
AmeriCredit Automobile Receivables Trust:
Series 2003-AM Class A4B, 2.8013% 11/6/09 (c)	3,425,000	3,445,265
Series 2003-BX Class A4B, 2.7113% 1/6/10 (c)	2,220,000	2,232,043
Ameriquest Mortgage Securities, Inc.:
Series 2002-AR1 Class M2, 3.7175% 9/25/32 (c)	970,000	972,536
Series 2003-3 Class M1, 3.2175% 3/25/33 (c)	4,050,000	4,074,049
Amortizing Residential Collateral Trust Series 2002-BC7 Class M1, 3.2175% 10/25/32 (c)	18,293,000	18,384,505
Argent Securities, Inc. Series 2003-W3 Class M2, 4.2175% 9/25/33 (c)	5,400,000	5,561,692
Asset Backed Securities Corp. Home Equity Loan Trust Series 2003-HE2:
Class A2, 2.7825% 4/15/33 (c)	2,845,600	2,849,158
Class M1, 3.3025% 4/15/33 (c)	4,770,000	4,810,394
Bayview Financial Asset Trust Series 2000-F Class A, 2.9175% 9/28/43 (c)	9,768,607	9,784,253
Capital Auto Receivables Asset Trust Series 2004-2 Class A2, 3.35% 2/15/08	4,890,000	4,871,477
Capital One Auto Finance Trust Series 2003-A Class A4B, 2.6825% 1/15/10 (c)	6,505,000	6,531,820
Capital One Master Trust Series 2002-3A Class B, 4.55% 2/15/08	19,600,000	19,664,010
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 3.0825% 7/15/08 (c)	6,380,000	6,397,189
Series 2003-B1 Class B1, 3.5725% 2/17/09 (c)	7,735,000	7,828,599
Series 2003-B2 Class B2, 3.5% 2/17/09	4,070,000	4,071,997
Capital One Prime Auto Receivable Trust Series 2004-3 Class A3, 3.39% 1/15/09	4,855,000	4,827,861
CDC Mortgage Capital Trust Series 2003-HE2 Class M2, 4.3175% 10/25/33 (c)	1,774,982	1,830,279
Chase Credit Card Master Trust Series 2003-6 Class B, 2.7525% 2/15/11 (c)	4,870,000	4,908,262
Countrywide Home Loans, Inc. Series 2002-6 Class AV1, 2.8475% 5/25/33 (c)	4,535,029	4,543,249
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class C, 6.667% 6/28/38 (b)	4,725,000	4,938,431
Fieldstone Mortgage Investment Corp. Series 2004-2 Class M2, 3.5675% 7/25/34 (c)	5,110,000	5,110,081
Asset-Backed Securities - continued
	Principal Amount	Value
First USA Secured Note Trust Series 2001-3 Class C, 3.46% 11/19/08 (b)(c)	$ 6,360,000	$ 6,404,718
Home Equity Asset Trust:
Series 2003-2:
Class A2, 2.7975% 8/25/33 (c)	543,940	544,582
Class M1, 3.2975% 8/25/33 (c)	1,780,000	1,802,490
Series 2003-4:
Class M1, 3.2175% 10/25/33 (c)	215,000	217,092
Class M2, 4.3175% 10/25/33 (c)	255,000	259,099
Home Equity Asset Trust NIMS Trust Series 2003-2N Class A, 8% 9/27/33 (b)	265,840	266,505
Household Private Label Credit Card Master Note Trust I Series 2002-3 Class B, 3.6525% 9/15/09 (c)	4,865,000	4,901,149
Long Beach Mortgage Loan Trust Series 2003-3:
Class M1, 3.1675% 7/25/33 (c)	5,250,000	5,289,085
Class M2, 4.2675% 7/25/33 (c)	2,685,000	2,744,547
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 2.7775% 10/15/08 (c)	3,400,000	3,407,644
Series 2001-B2 Class B2, 2.7625% 1/15/09 (c)	3,400,000	3,412,034
Series 2002-B2 Class B2, 2.7825% 10/15/09 (c)	3,400,000	3,416,618
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 3.5175% 12/27/32 (c)	1,010,000	1,025,245
Series 2003-HE1 Class M2, 4.3175% 5/25/33 (c)	3,165,000	3,209,238
Series 2003-NC6 Class M2, 4.3675% 6/27/33 (c)	8,680,000	8,892,991
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1 Class M2, 3.8175% 2/25/32 (c)	725,000	731,289
Series 2002-NC3 Class M1, 3.1375% 8/25/32 (c)	765,500	773,136
National Collegiate Student Loan Trust Series 2004-2 Class AIO, 9.75% 10/25/14 (e)	5,150,000	2,826,835
New Century Home Equity Loan Trust Series 2003-2 Class A2, 2.8475% 1/25/33 (c)	1,667,017	1,669,455
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	2,785,648	2,775,673
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-UP1 Class A, 3.45% 4/25/32 (b)	2,363,582	2,318,526
Sears Credit Account Master Trust II Series 2000-2 Class A, 6.75% 9/16/09	2,500,000	2,562,423
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 2.7775% 2/25/34 (c)	764,481	764,495
TOTAL ASSET-BACKED SECURITIES (Cost $196,202,780)		197,641,589
Collateralized Mortgage Obligations - 5.3%
	Principal Amount	Value
Private Sponsor - 1.3%
Adjustable Rate Mortgage Trust floater Series 2004-1 Class 9A2, 2.8175% 1/25/34 (c)	$ 4,327,455	$ 4,327,455
CS First Boston Mortgage Securities Corp. Series 2003-TFLA Class F, 2.7133% 4/15/13 (b)(c)	2,150,000	2,159,705
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	940,030	962,356
Merrill Lynch Mortgage Investors, Inc.:
floater:
Series 2003-A Class 2A1, 2.8075% 3/25/28 (c)	7,680,128	7,698,606
Series 2004-G Class A2, 2.99% 11/25/29 (c)	3,050,000	3,050,000
Series 2003-E Class XA1, 1% 10/25/28 (c)(e)	30,490,213	437,614
Series 2003-G Class XA1, 1% 1/25/29 (e)	27,035,821	396,223
Series 2003-H Class XA1, 1% 1/25/29 (b)(e)	23,939,135	361,728
Residential Asset Mortgage Products, Inc. sequential pay Series 2003-SL1 Class A31, 7.125% 4/25/31	3,559,578	3,669,834
Residential Finance LP/Residential Finance Development Corp. floater Series 2003-CB1:
Class B3, 3.82% 6/10/35 (b)(c)	1,735,527	1,765,801
Class B4, 4.02% 6/10/35 (b)(c)	1,550,274	1,577,068
Class B5, 4.62% 6/10/35 (b)(c)	1,053,016	1,075,756
Class B6, 5.12% 6/10/35 (b)(c)	633,760	649,267
Sequoia Mortgage Funding Trust Series 2003-A Class AX1, 0.8% 10/21/08 (b)(e)	101,905,229	999,150
Sequoia Mortgage Trust floater Series 2004-12 Class 1A2, 3% 1/20/35 (c)	12,610,000	12,610,000
Washington Mutual Mortgage Securities Corp. sequential pay Series 2003-MS9 Class 2A1, 7.5% 12/25/33	845,549	879,952
TOTAL PRIVATE SPONSOR		42,620,515
U.S. Government Agency - 4.0%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	10,275,000	10,900,664
Series 1999-57 Class PH, 6.5% 12/25/29	8,478,000	8,951,824
Fannie Mae guaranteed REMIC pass thru certificates planned amortization class:
Series 2001-7 Class PQ, 6% 10/25/15	799,491	814,107
Series 2002-64 Class PC, 5.5% 12/25/26	4,945,000	5,007,016
Series 2004-80 Class LD, 4% 1/25/19	1,904,000	1,851,920
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2498 Class PD, 5.5% 2/15/16	$ 2,310,000	$ 2,370,058
Series 2543 CLass PM, 5.5% 8/15/18	5,350,000	5,451,992
Series 2677 Class LD, 4.5% 3/15/17	1,305,000	1,304,539
Series 2760 Class EB, 4.5% 9/15/16	5,833,000	5,848,052
Series 2773:
Class ED, 4.5% 8/15/17	16,863,000	16,854,700
Class EG, 4.5% 4/15/19	13,500,000	13,091,443
Series 2775 Class OC, 4.5% 12/15/15	20,429,000	20,452,581
Series 2780 Class QE, 4.5% 4/15/19	2,400,000	2,336,552
Series 2866 Class XE, 4% 12/15/18	14,870,000	14,460,797
Series 2870 Class BE, 4.5% 4/15/18	10,000,000	9,878,244
Series 2885 Class PC, 4.5% 3/15/18	5,430,000	5,461,514
sequential pay Series 2750 Class ZT, 5% 2/15/34	3,815,391	3,427,028
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay Series 2002-35 Class C, 5.8832% 10/16/23 (c)	795,000	849,827
TOTAL U.S. GOVERNMENT AGENCY		129,312,858
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $168,690,622)		171,933,373
Commercial Mortgage Securities - 9.0%

Asset Securitization Corp.:
sequential pay Series 1995-MD4 Class A1, 7.1% 8/13/29	2,318,875	2,393,839
Series 1997-D5 Class PS1, 1.733% 2/14/43 (c)(e)	61,962,042	3,467,644
Banc of America Large Loan, Inc. floater Series 2003-BBA2:
Class A3, 2.7225% 11/15/15 (b)(c)	2,715,000	2,719,951
Class C, 2.8725% 11/15/15 (b)(c)	555,000	558,122
Class D, 2.9525% 11/15/15 (b)(c)	870,000	876,048
Class F, 3.3025% 11/15/15 (b)(c)	620,000	625,291
Class H, 3.8025% 11/15/15 (b)(c)	555,000	559,773
Class J, 4.3525% 11/15/15 (b)(c)	580,000	585,379
Class K, 5.0025% 11/15/15 (b)(c)	520,000	525,301
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 2.9975% 8/25/33 (b)(c)	5,064,262	5,104,222
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2004-2 Class A, 2.8475% 8/25/34 (b)(c)	$ 4,302,697	$ 4,306,731
Series 2004-3:
Class A2, 2.8175% 1/25/35 (b)(c)	648,886	648,886
Class M1, 2.8975% 1/25/35 (b)(c)	717,768	717,768
Class M2, 3.3975% 1/25/35 (b)(c)	449,229	449,229
Bear Stearns Commercial Mortgage Securities, Inc. Series 2004-ESA:
Class C, 4.937% 5/14/16 (b)	2,395,000	2,448,820
Class D, 4.986% 5/14/16 (b)	875,000	895,328
Class E, 5.064% 5/14/16 (b)	2,705,000	2,761,286
Class F, 5.182% 5/14/16 (b)	650,000	663,496
CBM Funding Corp. sequential pay Series 1996-1:
Class A3PI, 7.08% 11/1/07	5,858,934	6,143,678
Class B, 7.48% 2/1/08	11,335,000	12,359,377
Chase Commercial Mortgage Securities Corp.:
Series 1999-2:
Class E, 7.734% 1/15/32	1,697,876	1,905,976
Class F, 7.734% 1/15/32	920,000	1,016,579
Series 2001-245 Class A2, 6.4842% 2/12/16 (b)(c)	2,080,000	2,290,245
COMM floater Series 2002-FL7:
Class A2, 2.7525% 11/15/14 (b)(c)	1,514,103	1,515,521
Class D, 2.9725% 11/15/14 (b)(c)	150,000	150,404
Commercial Mortgage pass thru certificates floater Series 2004-CNL:
Class D, 3.0425% 9/15/14 (b)(c)	350,000	350,236
Class E, 3.1025% 9/15/14 (b)(c)	480,000	480,646
Class F, 3.2025% 9/15/14 (b)(c)	375,000	375,568
Class G, 3.3825% 9/15/14 (b)(c)	860,000	861,444
Class H, 3.4825% 9/15/14 (b)(c)	915,000	916,535
Class J, 4.0025% 9/15/14 (b)(c)	310,000	310,517
Class K, 4.4025% 9/15/14 (b)(c)	495,000	495,823
Class L, 4.6025% 9/15/14 (b)(c)	400,000	399,999
CS First Boston Mortgage Securities Corp.:
sequential pay:
Series 1998-C1 Class A1B, 6.48% 5/17/40	645,000	695,162
Series 2003-C4 Class A3, 4.7% 8/15/36 (c)	320,000	324,903
Series 1997-C2 Class D, 7.27% 1/17/35	14,470,000	15,991,638
Series 1998-C1 Class D, 7.17% 5/17/40	2,205,000	2,470,091
Series 2003-C3 Class ASP, 2.0628% 5/15/38 (b)(c)(e)	66,595,880	4,624,924
Series 2004-C1 Class ASP, 1.0446% 1/15/37 (b)(c)(e)	43,685,000	1,747,142
Commercial Mortgage Securities - continued
	Principal Amount	Value
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	$ 16,160,000	$ 17,774,930
DLJ Commercial Mortgage Corp. sequential pay Series 1999-CG2 Class A1A, 6.88% 6/10/32	7,416,583	7,767,131
Equitable Life Assurance Society of the United States Series 174:
Class B1, 7.33% 5/15/06 (b)	11,400,000	11,950,650
Class C1, 7.52% 5/15/06 (b)	8,700,000	9,132,807
Class D1, 7.77% 5/15/06 (b)	6,800,000	7,117,096
First Union National Bank-Chase Manhattan Bank Commercial Mortgage Trust Series 1999-C2 Class C, 6.944% 6/15/31	6,700,000	7,402,971
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay:
Series 2002-26 Class C, 5.996% 2/16/24 (c)	5,850,000	6,249,434
Series 2003-87 Class C, 5.231% 8/16/32 (c)	5,000,000	5,220,163
Ginnie Mae guaranteed REMIC pass thru securities:
sequential pay Series 2003-47 Class C, 4.227% 10/16/27	6,700,000	6,657,071
Series 2003-47 Class XA, 0.2314% 6/16/43 (c)(e)	20,869,021	1,137,195
GMAC Commercial Mortgage Securities, Inc.:
sequential pay Series 1997-C2 Class A3, 6.566% 4/15/29	3,664,294	3,899,143
Series 2004-C3 Class X2, 0.7495% 12/10/41 (c)(e)	6,825,000	234,179
Greenwich Capital Commercial Funding Corp.:
Series 2002-C1 Class SWDB, 5.857% 11/11/19 (b)	6,715,000	6,788,445
Series 2003-C1 Class XP, 2.3676% 7/5/35 (b)(c)(e)	33,714,042	2,706,479
GS Mortgage Securities Corp. II:
sequential pay:
Series 1998-GLII Class A2, 6.562% 4/13/31	4,850,000	5,193,121
Series 2001-LIBA Class A2, 6.615% 2/14/16 (b)	5,125,000	5,644,475
Series 1998-GLII Class E, 7.1905% 4/13/31 (c)	4,103,000	4,306,662
J.P. Morgan Commercial Mortgage Finance Corp. sequential pay:
Series 1998-C6 Class A3, 6.613% 1/15/30	10,050,000	10,732,259
Series 1999-C7 Class A2, 6.507% 10/15/35	5,555,000	6,025,821
LB Commercial Conduit Mortgage Trust:
Series 1998-C1 Class B, 6.59% 2/18/30	800,000	860,668
Series 1999-C1 Class B, 6.93% 6/15/31	3,854,000	4,277,927
LB-UBS Commercial Mortgage Trust sequential pay:
Series 2001-C3 Class A1, 6.058% 6/15/20	14,571,983	15,386,481
Series 2003-C5 Class A2, 3.478% 7/15/27	1,000,000	984,238
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class C, 4.13% 11/20/37 (b)	5,900,000	5,383,750
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I, Inc.:
sequential pay Series 1999-WF1 Class A2, 6.21% 11/15/31	$ 1,550,000	$ 1,664,001
Series 1999-RM1 Class E, 7.2127% 12/15/31 (c)	824,000	909,787
Morgan Stanley Dean Witter Capital I Trust Series 2003-HQ2 Class X2, 1.5967% 3/12/35 (b)(c)(e)	37,648,855	2,335,972
Salomon Brothers Mortgage Securities VII, Inc. sequential pay Series 2000-C3 Class A2, 6.592% 12/18/33	5,060,000	5,592,096
Thirteen Affiliates of General Growth Properties, Inc.:
sequential pay Series 1 Class A2, 6.602% 11/15/07 (b)	12,680,000	13,502,634
Series 1:
Class D2, 6.992% 11/15/07 (b)	13,890,000	14,951,278
Class E2, 7.224% 11/15/07 (b)	8,260,000	8,853,446
Trizechahn Office Properties Trust Series 2001-TZHA:
Class C4, 6.893% 5/15/16 (b)	1,000,000	1,127,447
Class E3, 7.253% 3/15/13 (b)	5,725,000	6,092,903
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $285,015,756)		293,596,182
Foreign Government and Government Agency Obligations - 1.8%

Chilean Republic 7.125% 1/11/12	6,460,000	7,416,888
Korean Republic 4.875% 9/22/14	3,000,000	2,967,339
Russian Federation 5% 3/31/30 (Reg. S) (a)	5,395,000	5,563,594
State of Israel 4.625% 6/15/13	5,305,000	5,069,591
United Mexican States:
6.75% 9/27/34	9,600,000	9,480,000
7.5% 4/8/33	18,650,000	20,142,000
8% 9/24/22	7,400,000	8,535,900
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $55,262,738)		59,175,312
Fixed-Income Funds - 1.0%
	Shares
Fidelity Ultra-Short Central Fund (d) (Cost $32,024,682)	321,687	32,011,073
Cash Equivalents - 1.2%
	Maturity Amount	Value
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 2.28%, dated 12/31/04 due 1/3/05) (Cost $39,625,000)	$ 39,632,517	$ 39,625,000
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $3,204,260,842)		3,267,795,704
NET OTHER ASSETS - 0.3%		10,456,985
NET ASSETS - 100%		$ 3,278,252,689
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swap
Receive from Deutsche Bank, upon default event of General Motors Corp., par value of the notional amount of General Motors Corp. 7.125 7/15/13, and pay quarterly notional amount multiplied by 2.63%	Dec. 2011	$ 4,650,000	$ 62,595
Receive from Deutshe Bank, upon default event of Ford Motor Co., par value of the notional amount of Ford Motor Co. 7.45% 7/16/31, and pay quarterly notional amount multiplied by 2.43%	Dec. 2011	6,300,000	(36,346)
TOTAL CREDIT DEFAULT SWAP		10,950,000	26,249
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swap
Receive monthly a return equal to Lehman Brothers CMBS Erisa Eligible and pay monthly a floating rate based on 1-month LIBOR minus 45 basis points with Deutsche Bank	May 2005	$ 25,000,000	$ 152,090
Receive monthly a return equal to Lehman Brothers for CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 40 basis points with Lehman Brothers, Inc.	April 2005	12,500,000	129,283
Receive monthly a return equal to Lehman Brothers for CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 10 basis points with Lehman Brothers, Inc.	May 2005	45,000,000	234,797
Receive quarterly a return equal to that of Banc of America Securities LLC AAA 10Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 30 basis points with Bank of America	May 2005	14,000,000	(15,571)
Receive quarterly a return equal to that of Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 27 basis points with Bank of America	June 2005	12,600,000	167,673
Receive quarterly a return equal to that of Lehman Brothers Commercial Mortgage-Backed Securities AAA Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 8 basis points with Bank of America	April 2005	20,045,000	(123,237)
TOTAL TOTAL RETURN SWAP		129,145,000	545,035
		$ 140,095,000	$ 571,284
Legend
(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $286,124,541 or 8.7% of net assets.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(e) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
Income Tax Information

At December 31, 2004, the aggregate cost of investment securities for income tax purposes was $3,206,103,369. Net unrealized appreciation aggregated $61,692,335, of which $72,702,337 related to appreciated investment securities and $11,010,002 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Floating Rate Central
Investment Portfolio

December 31, 2004

1.811346.100

FR-QTLY-0205

Investments December 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Floating Rate Loans (b) - 89.2%
	Principal Amount	Value
Automotive - 2.4%
AM General LLC Tranche B1, term loan 6.759% 11/1/11 (a)	$ 2,000,000	$ 2,040,000
Cooper Standard Auto, Inc.:
Tranche B, term loan 6.25% 12/23/11 (a)	383,333	388,125
Tranche C, term loan 6.25% 12/23/11 (a)	616,667	624,375
		3,052,500
Broadcasting - 3.2%
Nexstar Broadcasting, Inc. Tranche D, term loan 4.31% 12/31/10 (a)	3,989,975	3,999,975
Building Materials - 1.0%
Goodman Global Holdings, Inc. term loan 4.8125% 12/23/11 (a)	1,220,000	1,226,100
Cable TV - 8.0%
Century Cable Holdings LLC Tranche B, term loan 7.25% 6/30/09 (a)	3,000,000	2,977,500
Charter Communication Operating LLC Tranche A, term loan 5.13% 4/27/10 (a)	3,000,000	2,981,250
UPC Distribution Holdings BV Tranche F, term loan 5.98% 12/31/11 (a)	4,000,000	4,050,000
		10,008,750
Consumer Products - 1.6%
Simmons Bedding Co. Tranche C, term loan 4.0535% 12/19/11 (a)	2,000,000	2,030,000
Diversified Media - 2.4%
Lamar Media Corp. Tranche C, term loan 4.0625% 6/30/10 (a)	3,000,000	3,030,000
Electric Utilities - 7.2%
NRG Energy, Inc.:
Credit-Linked Deposit 4.325% 12/24/11 (a)	1,706,250	1,708,383
term loan 4.95% 12/24/11 (a)	2,193,750	2,193,750
Reliant Energy, Inc. term loan 4.795% 4/30/10 (a)	2,000,000	2,025,000
Texas Genco LLC term loan 4.48% 12/14/11 (a)	3,000,000	3,033,750
		8,960,883
Energy - 3.2%
El Paso Corp. Credit-Linked Deposit 5.15% 11/22/09 (a)	4,000,000	4,030,000
Food/Beverage/Tobacco - 4.1%
Constellation Brands, Inc. Tranche B, term loan 4.5866% 12/22/11 (a)	3,000,000	3,037,500
Herbalife International, Inc. term loan 4.58% 12/21/10 (a)	2,000,000	2,027,500
		5,065,000
Floating Rate Loans (b) - continued
	Principal Amount	Value
Gaming - 3.2%
Marina District Finance Co., Inc. term loan 3.93% 10/14/11 (a)	$ 4,000,000	$ 4,030,000
Healthcare - 9.7%
Community Health Systems, Inc. term loan 4.15% 8/19/11 (a)	1,995,000	2,004,975
HCA, Inc. term loan 3.42% 11/9/09 (a)	3,000,000	2,992,500
PacifiCare Health Systems, Inc. Tranche B, term loan 4.1618% 12/6/10 (a)	4,000,000	4,000,000
Vicar Operating, Inc. Tranche F, term loan 4.1875% 9/30/08 (a)	3,100,000	3,119,375
		12,116,850
Homebuilding/Real Estate - 9.9%
General Growth Properties, Inc. Tranche B, term loan 4.53% 11/12/08 (a)	6,000,000	6,015,000
Lake Las Vegas LLC Tranche 1, term loan 5.1197% 11/1/09 (a)	4,310,000	4,342,325
LNR Property Corp. Tranche B, term loan 5.59% 1/31/08 (a)	2,000,000	2,010,000
		12,367,325
Hotels - 2.9%
Starwood Hotels & Resorts Worldwide, Inc. term loan 3.67% 10/9/06 (a)	3,666,667	3,666,667
Paper - 4.9%
Georgia-Pacific Corp. term loan 3.4647% 7/2/09 (a)	1,000,000	998,750
Smurfit-Stone Container Enterprises, Inc.:
Credit-Linked Deposit 2.4% 11/1/10 (a)	436,650	442,654
Tranche B, term loan 4.5208% 11/1/11 (a)	3,489,621	3,537,603
Tranche C, term loan 4.3958% 11/1/11 (a)	1,073,729	1,088,493
		6,067,500
Publishing/Printing - 8.1%
Advertising Directory Solutions, Inc. Tranche 1, term loan 4.4% 11/9/11 (a)	2,000,000	2,015,000
Dex Media West LLC/Dex Media West Finance Co. Tranche B, term loan 4.1033% 9/9/10 (a)	3,993,293	4,043,209
R.H. Donnelley Corp. Tranche B2, term loan 4.3086% 6/30/11 (a)	3,965,788	4,005,446
		10,063,655
Railroad - 4.7%
Kansas City Southern Railway Co. Tranche B1, term loan 4.0939% 3/30/08 (a)	2,800,000	2,842,000
RailAmerica, Inc. term loan 4.375% 9/29/11 (a)	3,000,000	3,052,500
		5,894,500
Floating Rate Loans (b) - continued
	Principal Amount	Value
Restaurants - 1.7%
Domino's, Inc. term loan 4.3125% 6/25/10 (a)	$ 1,632,486	$ 1,650,852
Landry's Seafood Restaurants, Inc. term loan 4.5276% 12/28/10 (a)	465,000	469,650
		2,120,502
Services - 2.0%
Iron Mountain, Inc. Tranche R, term loan 4.1875% 4/2/11 (a)	2,500,000	2,512,500
Technology - 2.4%
ON Semiconductor Corp. Tranche G, term loan 5.5625% 12/15/11 (a)	3,000,000	3,007,500
Telecommunications - 6.6%
Nextel Communications, Inc. Tranche E, term loan 4.6875% 12/15/10 (a)	1,994,962	1,996,209
Qwest Corp. Tranche A, term loan 7.39% 6/30/07 (a)	4,000,000	4,170,000
Valor Telecommunications Enterprises LLC Tranche 2, term loan 10.0815% 11/10/11 (a)	2,000,000	2,060,000
		8,226,209
TOTAL FLOATING RATE LOANS (Cost $111,476,895)		111,476,416
Cash Equivalents - 60.4%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 2.28%, dated 12/31/04 due 1/3/05) (c)	$ 69,467,175	69,454,000
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.56%, dated 12/31/04 due 1/3/05) (c)	6,009,784	6,009,000
TOTAL CASH EQUIVALENTS (Cost $75,463,000)		75,463,000
TOTAL INVESTMENT PORTFOLIO - 149.6% (Cost $186,939,895)		186,939,416
NET OTHER ASSETS - (49.6)%		(61,940,038)
NET ASSETS - 100%		$ 124,999,378
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(b) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(c) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value
$69,454,000 due 1/3/05 at 2.28%
Banc of America Securities LLC.	$ 10,660,862
Bank of America, National Association	8,045,934
Barclays Capital Inc.	9,793,402
Bear Stearns & Co. Inc.	6,034,450
Countrywide Securities Corporation	1,005,742
Goldman, Sachs & Co.	8,045,934
J.P. Morgan Securities, Inc.	2,011,483
Morgan Stanley & Co. Incorporated.	4,747,101
UBS Securities LLC	12,068,901
Wachovia Capital Markets, LLC	5,028,709
WestLB AG	2,011,482
$ 69,454,000
Repurchase Agreement/ Counterparty	Value
$6,009,000 due 1/3/05 at 1.56%
Banc of America Securities LLC.	$ 735,237
Barclays Capital Inc.	1,705,750
Bear Stearns & Co. Inc.	882,285
BNP Paribas Securities Corp.	1,941,026
State Street Bank and Trust Company	744,702
$ 6,009,000
Income Tax Information

At December 31, 2004, the aggregate cost of investment securities for income tax purposes was $186,939,895. Net unrealized depreciation aggregated $479, of which $155,509 related to appreciated investment securities and $155,988 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios LLC's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	February 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	February 18, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	February 18, 2005